Fair value measurements (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Jun. 30, 2007
Assets
Derivative financial instruments	€ 151,748,000		€ 126,351,000
Liabilities
Long-term debt	759,490,000		736,368,000
Derivative financial instruments	10,893,000		40,359,000
Fair value measurements (Textual) [Abstract]
Percentage of hedged senior notes	5.75%
Senior notes due, year of maturity	2017
Impairment charges on property, plant and equipment	3,234,000		12,272,000		8,600,000
Impairment of goodwill and other intangible asset	0
Principal amount	600,000,000					600,000,000
Carrying amount	710,095,000		695,618,000
Estimated fair value of assets	100,000
Transfers between levels	0		0
Recurring [Member]
Assets
Derivative financial instruments	151,748,000	[1]	126,351,000	[1]
Money market funds	385,420,000	[2]	369,238,000	[2]
Short-term investments	930,005,000	[3]		[3]
Total	1,467,173,000		495,589,000
Liabilities
Long-term debt	759,490,000	[4]	736,368,000	[4]
Derivative financial instruments	10,893,000	[1]	40,359,000	[1]
Total	770,383,000		776,727,000
Recurring [Member] | Level 1 [Member]
Assets
Derivative financial instruments		[1]		[1]
Money market funds	385,420,000	[2]	369,238,000	[2]
Short-term investments	279,988,000	[3]		[3]
Total	665,408,000		369,238,000
Liabilities
Long-term debt		[4]		[4]
Derivative financial instruments		[1]		[1]
Total
Recurring [Member] | Level 2 [Member]
Assets
Derivative financial instruments	151,748,000	[1]	126,351,000	[1]
Money market funds		[2]		[2]
Short-term investments	650,017,000	[3]		[3]
Total	801,765,000		126,351,000
Liabilities
Long-term debt	759,490,000	[4]	736,368,000	[4]
Derivative financial instruments	10,893,000	[1]	40,359,000	[1]
Total	770,383,000		776,727,000
Recurring [Member] | Level 3 [Member]
Assets
Derivative financial instruments		[1]		[1]
Money market funds		[2]		[2]
Short-term investments		[3]		[3]
Total
Liabilities
Long-term debt		[4]		[4]
Derivative financial instruments		[1]		[1]
Total

[1]	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 3.
[2]	Money market funds are part of our cash and cash equivalents.
[3]	Short-term investments consist of Dutch Treasury Certificates and deposits with the Dutch government.
[4]	Long-term debt mainly relates to our EUR 600.0 million Eurobond (fair value as at December 31, 2012: EUR 710.1 million (2011: EUR 695.6 million) and excludes accrued interest. For further details see Note 14.